Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses for which no deferred income tax assets were recognized	$ 276	$ 272
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses for which no deferred income tax assets were recognized	270	263
Pre-opening expense [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses for which no deferred income tax assets were recognized	$ 6	$ 9